Post-employment and Other Employee-related Liabilities Estimated Future Benefits Payable for the Pension and Other Post-retirement Plans $ in Millions	Dec. 31, 2015 USD ($)
Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	$ 16.3
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	13.0
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	12.7
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	12.2
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	11.8
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	59.2
Health Care and Other Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	1.4
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	1.3
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	1.3
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	1.3
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	1.2
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	$ 6.1